Statement of financial position - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Current assets
Cash and cash equivalents	$ 69,459,980	$ 4,344,691
Trade and other receivables	315,539	97,911
Other assets	210,498	490,558
Total current assets	69,986,017	4,933,160
Non-current assets
Trade and other receivables	40,000	40,000
Intangibles	1,086,516	1,086,516
Total non-current assets	1,126,516	1,126,516
Total assets	71,112,533	6,059,676
Current liabilities
Trade and other payables	9,648,456	10,116,769
Other financial liabilities	14,180,627	3,150,301
Borrowings	98,807	395,640
Employee benefits provision	445,438	390,177
Total current liabilities	24,373,328	14,052,887
Non-Current liabilities
Deferred tax liability	271,629	271,629
Employee benefits provision	537	36,609
Total non-current liabilities	272,166	308,238
Total liabilities	24,645,494	14,361,125
Net assets/(liabilities)	46,467,039	(8,301,449)
Equity
Contributed equity	186,592,055	123,045,889
Other contributed equity	380,224	380,224
Reserves	5,104,456	3,099,687
Accumulated losses	(145,609,696)	(134,827,249)
Total equity/(deficiency)	$ 46,467,039	$ (8,301,449)